American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Preferred ETF (QPFF)
May 28, 2021

American Century Quality Preferred ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
PREFERRED STOCKS — 70.4%
Automobiles — 0.5%
Ford Motor Co., 6.00%	2,784	74,472
Banks — 23.1%
Bank of America Corp., 3.00%	2,520	55,692
Bank of America Corp., 5.875%	5,208	143,845
Bank of America Corp., 6.00%	5,016	138,542
Bank of America Corp., 6.25%	61,000	67,824
Bank of America Corp., 6.50%	101,000	114,635
Citigroup, Inc., 6.875%	5,112	145,027
Citigroup, Inc., 7.125%	8,520	242,309
Citizens Financial Group, Inc., 5.00%	1,992	52,569
Citizens Financial Group, Inc., 6.35%	1,872	53,689
Fifth Third Bancorp, 6.00%	2,736	73,845
First Citizens BancShares, Inc., 5.375%	1,776	47,188
First Horizon Corp., 6.10%	1,536	41,457
First Midwest Bancorp, Inc., Series A, 7.00%	2,592	72,550
First Republic Bank, 5.125%	3,552	93,062
First Republic Bank, 5.50%	1,632	44,505
Huntington Bancshares, Inc., 5.875%	2,592	68,066
JPMorgan Chase & Co., 5.75%	4,128	112,942
JPMorgan Chase & Co., 6.75%	139,000	152,883
JPMorgan Chase & Co., Series EE, 6.00%	4,080	113,914
JPMorgan Chase & Co., Series R, 6.00%	215,000	227,651
KeyCorp, 5.625%	1,464	40,216
Pinnacle Financial Partners, Inc., 6.75%	2,352	65,056
PNC Financial Services Group, Inc. (The), 6.125%	2,688	70,211
Regions Financial Corp., 5.70%	504	14,228
Regions Financial Corp., 6.375%	4,512	130,487
Synovus Financial Corp., 6.30%	3,192	84,524
TCF Financial Corp., 5.70%	1,992	53,087
Truist Financial Corp., 4.00%	4,248	112,487
U.S. Bancorp, 3.50%	5,304	129,683
U.S. Bancorp, 6.50%	5,496	144,105
Wells Fargo & Co., 5.625%	2,088	54,267
Wells Fargo & Co., 5.85%	3,984	107,966
Wells Fargo & Co., 5.90%	235,000	252,537
Wintrust Financial Corp., 6.875%	3,624	103,066
		3,424,115
Capital Markets — 8.3%
Affiliated Managers Group, Inc., 4.75%	1,464	38,137
Apollo Global Management, Inc., 6.375%	4,008	103,767
Goldman Sachs Group, Inc. (The), 4.00%	5,712	142,343
Goldman Sachs Group, Inc. (The), 5.50%	5,616	153,036
Morgan Stanley, 4.00%	5,304	132,494
Morgan Stanley, 6.875%	7,104	201,754
Morgan Stanley, 7.125%	6,936	201,005
Oaktree Capital Group LLC, 6.625%	4,272	115,344
State Street Corp., 5.90%	3,144	89,573
Stifel Financial Corp., 6.25%	2,040	55,345
		1,232,798

Commercial Services and Supplies — 0.6%
Pitney Bowes, Inc., 6.70%	3,864	95,750
Consumer Finance — 1.5%
Capital One Financial Corp., 4.625%	4,368	112,301
Capital One Financial Corp., 6.00%	4,344	111,554
		223,855
Diversified Financial Services — 0.6%
Equitable Holdings, Inc., 5.25%	3,168	84,300
Diversified Telecommunication Services — 2.5%
AT&T, Inc., 4.75%	1,776	45,466
AT&T, Inc., 5.00%	3,048	80,284
AT&T, Inc., 5.35%	5,808	152,460
Qwest Corp., 6.75%	3,744	99,291
		377,501
Electric Utilities — 2.9%
Duke Energy Corp., 5.625%	3,432	93,076
Duke Energy Corp., 5.75%	3,336	93,308
SCE Trust VI, 5.00%	4,128	102,952
Southern Co. (The), 4.20%	5,568	141,037
		430,373
Equity Real Estate Investment Trusts (REITs) — 5.7%
American Homes 4 Rent, Series F, 5.875%	3,216	83,970
American Homes 4 Rent, Series G, 5.875%	3,192	84,524
Digital Realty Trust, Inc., 5.25%	2,184	58,422
Diversified Healthcare Trust, 5.625%	1,848	42,800
EPR Properties, 5.75%	3,696	95,246
Hersha Hospitality Trust, 6.50%	1,800	42,552
Public Storage, 5.05%	2,592	68,532
Public Storage, 5.15%	4,056	107,849
QTS Realty Trust, Inc., 7.125%	3,000	81,750
SITE Centers Corp., 6.375%	4,272	110,303
Spirit Realty Capital, Inc., 6.00%	2,352	63,669
		839,617
Food Products — 1.0%
CHS, Inc., 6.75%	2,592	71,228
CHS, Inc., 7.10%	2,640	74,343
		145,571
Insurance — 8.2%
Allstate Corp. (The), 5.10%	1,464	39,806
Allstate Corp. (The), 5.625%	1,824	50,762
American Equity Investment Life Holding Co., 5.95%	2,856	78,569
American Equity Investment Life Holding Co., 6.625%	1,488	42,200
Aspen Insurance Holdings Ltd., 5.95%	1,944	51,166
Athene Holding Ltd., 4.875%	1,968	49,712
Athene Holding Ltd., 5.625%	3,480	93,716
Athene Holding Ltd., 6.375%	2,208	63,149
Brighthouse Financial, Inc., 6.25%	4,320	117,936
Enstar Group Ltd., 7.00%	3,360	92,702
Hartford Financial Services Group, Inc. (The), 7.875%	4,128	110,837
MetLife, Inc., 5.625%	2,280	62,449
Reinsurance Group of America, Inc., 6.20%	5,592	145,895
RenaissanceRe Holdings Ltd., 5.75%	1,728	46,068
Unum Group, 6.25%	2,544	68,790
W R Berkley Corp., 5.10%	1,848	49,767

W R Berkley Corp., 5.70%	1,824	49,248
		1,212,772
Leisure Products — 0.6%
Brunswick Corp., 6.50%	3,096	86,409
Media — 0.3%
Liberty Broadband Corp., 7.00%	1,584	43,497
Mortgage Real Estate Investment Trusts (REITs) — 4.5%
AGNC Investment Corp., 6.125%	4,296	108,001
AGNC Investment Corp., 6.50%	3,840	97,536
AGNC Investment Corp., 6.875%	1,992	51,194
Annaly Capital Management, Inc., 6.50%	4,320	109,728
Chimera Investment Corp., 7.75%	1,776	44,329
Chimera Investment Corp., 8.00%	1,752	44,133
MFA Financial, Inc., 6.50%	3,120	71,635
New Residential Investment Corp., 6.375%	5,760	133,690
		660,246
Multi-Utilities — 3.5%
Algonquin Power & Utilities Corp., 6.20%	1,992	55,537
Algonquin Power & Utilities Corp., 6.875%	2,040	56,814
CMS Energy Corp., 5.875%	3,960	107,593
CMS Energy Corp., 5.875%	2,712	74,797
DTE Energy Co., 4.375%	1,920	49,210
DTE Energy Co., 6.00%	2,160	55,188
NiSource, Inc., 6.50%	1,344	37,578
Sempra Energy, 5.75%	2,976	80,828
		517,545
Oil, Gas and Consumable Fuels — 3.1%
DCP Midstream LP, 7.875%	4,128	99,815
Enbridge, Inc., 6.375%	5,496	148,777
NuStar Energy LP, 7.625%	4,680	98,093
NuStar Energy LP, 8.50%	1,968	46,642
NuStar Logistics LP, 6.92%	2,544	63,574
		456,901
Real Estate Management and Development — 1.9%
Brookfield Property Partners LP, 5.75%	4,800	117,552
Brookfield Property Partners LP, 6.375%	3,840	101,952
Brookfield Property Partners LP, 6.50%	2,112	55,440
		274,944
Trading Companies and Distributors — 0.7%
Triton International Ltd., 6.875%	1,656	44,447
WESCO International, Inc., 10.625%	2,016	63,383
		107,830
Wireless Telecommunication Services — 0.9%
United States Cellular Corp., 6.25%	4,728	126,238
TOTAL PREFERRED STOCKS (Cost $10,229,474)		10,414,734
CONVERTIBLE PREFERRED STOCKS — 26.2%
Auto Components — 0.9%
Aptiv plc, 5.50%, 6/15/23	792	134,363
Banks — 2.8%
Bank of America Corp., 7.25%	96	135,456
Wells Fargo & Co., 7.50%	192	279,617
		415,073
Capital Markets — 0.9%
KKR & Co., Inc., 6.00%, 9/15/23	1,800	133,002

Chemicals — 1.1%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	3,168	159,255
Commercial Services and Supplies — 0.5%
GFL Environmental, Inc., 6.00%, 3/15/23	1,008	76,134
Electric Utilities — 4.9%
American Electric Power Co., Inc., 6.125%, 3/15/22	3,024	151,155
NextEra Energy, Inc., 5.28%, 3/1/23	2,616	126,222
NextEra Energy, Inc., 6.22%, 9/1/23	2,640	128,647
Southern Co. (The), 6.75%, 8/1/22	6,216	323,605
		729,629
Equity Real Estate Investment Trusts (REITs) — 0.5%
Braemar Hotels & Resorts, Inc., 5.50%	1,776	41,647
QTS Realty Trust, Inc., 6.50%	240	34,275
		75,922
Gas Utilities — 1.0%
South Jersey Industries, Inc., 8.75%, 4/1/24	2,688	154,049
Health Care Equipment and Supplies — 4.2%
Becton Dickinson and Co., 6.00%, 6/1/23	3,624	197,816
Boston Scientific Corp., 5.50%, 6/1/23	960	110,016
Danaher Corp., 5.00%, 4/15/23	216	307,886
		615,718
Household Products — 0.5%
Energizer Holdings, Inc., 7.50%, 1/15/22	696	67,039
Life Sciences Tools and Services — 1.0%
Avantor, Inc., 6.25%, 5/15/22	1,512	150,973
Machinery — 2.1%
Fortive Corp., 5.00%, 7/1/21	168	169,144
Stanley Black & Decker, Inc., 5.25%, 11/15/22	1,056	132,866
		302,010
Metals and Mining — 1.1%
ArcelorMittal SA, 5.50%, 5/18/23	2,088	159,669
Multi-Utilities — 2.8%
Dominion Energy, Inc., 7.25%, 6/1/22	1,080	107,525
DTE Energy Co., 6.25%, 11/1/22	1,872	95,771
Sempra Energy, 6.75%, 7/15/21	2,040	213,619
		416,915
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc., 5.00%, 2/1/23	2,040	111,058
Thrifts and Mortgage Finance — 0.7%
New York Community Capital Trust V, 6.00%, 11/1/51	2,160	108,583
Water Utilities — 0.4%
Essential Utilities, Inc., 6.00%, 4/30/22	1,080	64,606
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,733,710)		3,873,998
COMMON STOCKS — 1.6%
Semiconductors and Semiconductor Equipment — 1.6%
Broadcom, Inc. (Cost $221,571)	504	238,054
TEMPORARY CASH INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $185,157)	185,157	185,157
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $14,369,912)		14,711,943
OTHER ASSETS AND LIABILITIES — 0.5%		76,838
TOTAL NET ASSETS — 100.0%		$14,788,781

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Preferred Stocks	9,599,204	815,530	—
Convertible Preferred Stocks	344,386	3,529,612	—
Common Stocks	238,054	—	—
Temporary Cash Investments	185,157	—	—
	10,366,801	4,345,142	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.